Note Fair value of financial instruments (Carrying or notional amounts and estimated fair values for financial instruments) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Financial Assets:
Cash And Due From Banks		$ 363,674	$ 381,095
Money market investments		2,180,092	1,822,386
Trading account securities, excluding derivatives		71,659	138,527
Available For Sale Securities		6,062,992	5,315,159
Investment securities held-to-maturity, at amortized cost		100,903	103,170
Held To Maturity Securities Fair Value		82,889	94,199
Other investment securities
FDIC loss-share asset		310,221	542,454
Mortgage servicing rights		211,405	148,694		$ 161,099
Derivatives		16,959	25,362
Deposits
Time deposits		8,165,368	7,474,445
Total deposits		27,209,723	24,807,535
Federal funds purchased and assets sold under agreements to repurchase		762,145	1,271,657
Notes payable:
Others		19,008	19,830
Notes Payable		1,670,309	1,711,828
Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Available For Sale Securities		22,359	61,712
Investment securities held-to-maturity, at amortized cost		98,817	101,573
Held To Maturity Securities Fair Value		80,815	92,597
Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Available For Sale Securities		1,560,837	1,910,030
Investment securities held-to-maturity, at amortized cost		86	97
Held To Maturity Securities Fair Value		91	102
Other
Financial Assets:
Available For Sale Securities		10,233	11,306
Investment securities held-to-maturity, at amortized cost		2,000	1,500
Held To Maturity Securities Fair Value		1,983	1,500
Level 1
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		363,674	381,095
Money Market Investments Fair Value		2,083,839	1,671,477
Trading account securities, excluding derivatives	[1]	0	0
Available For Sale Securities	[1]	276	323
Held To Maturity Securities Fair Value		0	0
Other investment securities
FHLB Stock		0	0
FRB stock		0	0
Trust preferred securities		0	0
Other investments		0	0
Total other investment securities		0	0
Loans held-for-sale		0	0
F D I C Indemnification Asset Fair Value Portion		0	0
Mortgage servicing rights		0	0
Derivatives		0	0
Deposits
Demand deposits		0	0
Time deposits		0	0
Deposits		0	0
Federal funds purchased and assets sold under agreements to repurchase		0	0
Other short-term borrowings	[2]	0	0
Notes payable:
FHLB advances		0	0
Unsecured senior debt securities		0	0
Junior subordinated deferrable interest debentures		0	0
Others		0	0
Notes payable		0	0
Derivatives		0	0
Contingent consideration		0	0
Fair value Off balance sheet
Commitments to extend credit		0	0
Letters of credit		0	0
Level 1 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		0	0
Level 1 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		0	0
Level 1 | Other
Financial Assets:
Held To Maturity Securities Fair Value		0	0
Level 2
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		0	0
Money Market Investments Fair Value		96,253	150,909
Trading account securities, excluding derivatives	[1]	62,687	129,360
Available For Sale Securities	[1]	6,061,282	5,313,511
Held To Maturity Securities Fair Value		1,740	1,500
Other investment securities
FHLB Stock		59,387	66,773
FRB stock		97,740	80,025
Trust preferred securities		13,198	12,197
Other investments		0	0
Total other investment securities		170,325	158,995
Loans held-for-sale		1,364	27,074
F D I C Indemnification Asset Fair Value Portion		0	0
Mortgage servicing rights		0	0
Derivatives		16,959	25,362
Deposits
Demand deposits		19,044,355	17,333,090
Time deposits		8,134,029	7,512,683
Deposits		27,178,384	24,845,773
Federal funds purchased and assets sold under agreements to repurchase		764,599	1,269,398
Other short-term borrowings	[2]	1,200	20,200
Notes payable:
FHLB advances		780,411	814,877
Unsecured senior debt securities		435,186	460,530
Junior subordinated deferrable interest debentures		352,673	379,400
Others		0	0
Notes payable		1,568,270	1,654,807
Derivatives		14,343	23,032
Contingent consideration		0	0
Fair value Off balance sheet
Commitments to extend credit		0	0
Letters of credit		0	0
Level 2 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		0	0
Level 2 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		0	0
Level 2 | Other
Financial Assets:
Held To Maturity Securities Fair Value		1,740	1,500
Level 3
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		0	0
Money Market Investments Fair Value		0	0
Trading account securities, excluding derivatives	[1]	8,972	9,167
Available For Sale Securities	[1]	1,434	1,325
Held To Maturity Securities Fair Value		81,149	92,699
Other investment securities
FHLB Stock		0	0
FRB stock		0	0
Trust preferred securities		0	1,000
Other investments		4,966	5,028
Total other investment securities		4,966	6,028
Loans held-for-sale		138,031	87,862
F D I C Indemnification Asset Fair Value Portion		313,224	481,420
Mortgage servicing rights		211,405	148,694
Derivatives		0	0
Deposits
Demand deposits		0	0
Time deposits		0	0
Deposits		0	0
Federal funds purchased and assets sold under agreements to repurchase		0	0
Other short-term borrowings	[2]	0	1,000
Notes payable:
FHLB advances		0	0
Unsecured senior debt securities		0	0
Junior subordinated deferrable interest debentures		0	0
Others		19,008	19,830
Notes payable		19,008	19,830
Derivatives		0	0
Contingent consideration		120,380	133,634
Fair value Off balance sheet
Commitments to extend credit		1,080	1,716
Letters of credit		572	486
Level 3 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		80,815	92,597
Level 3 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		91	102
Level 3 | Other
Financial Assets:
Held To Maturity Securities Fair Value		243	0
Non-covered loans | Level 1
Other investment securities
Loans Receivable, Fair Value Disclosure		0	0
Non-covered loans | Level 2
Other investment securities
Loans Receivable, Fair Value Disclosure		0	0
Non-covered loans | Level 3
Other investment securities
Loans Receivable, Fair Value Disclosure		20,849,150	18,079,609
Covered loans | Level 1
Other investment securities
Loans Receivable, Fair Value Disclosure		0	0
Covered loans | Level 2
Other investment securities
Loans Receivable, Fair Value Disclosure		0	0
Covered loans | Level 3
Other investment securities
Loans Receivable, Fair Value Disclosure		593,002	2,947,909
Carrying amount
Financial Assets:
Cash And Due From Banks		363,674	381,095
Money market investments		2,180,092	1,822,386
Trading account securities, excluding derivatives	[1]	71,659	138,527
Available For Sale Securities	[1]	6,062,992	5,315,159
Investment securities held-to-maturity, at amortized cost		100,903	103,170
Other investment securities
FHLB Stock		59,387	66,773
FRB stock		97,740	80,025
Trust preferred securities fair value		13,198	13,197
Other investments		1,923	1,911
Total other investment securities		172,248	161,906
Loans held-for-sale		137,000	106,104
FDIC loss-share asset		310,221	542,454
Mortgage servicing rights		211,405	148,694
Derivatives		16,959	25,362
Deposits
Demand deposits		19,044,355	17,333,090
Time deposits		8,165,368	7,474,445
Total deposits		27,209,723	24,807,535
Federal funds purchased and assets sold under agreements to repurchase		762,145	1,271,657
Other short-term borrowings	[2]	1,200	21,200
Notes payable:
Advances with the FHLB		761,501	802,198
Senior Long Term Notes		450,000	450,000
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust		439,800	439,800
Others		19,008	19,830
Notes Payable		1,670,309	1,711,828
Derivatives		14,343	23,032
Contingent consideration		120,380	133,634
Carrying amount | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Investment securities held-to-maturity, at amortized cost		98,817	101,573
Carrying amount | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Investment securities held-to-maturity, at amortized cost		86	97
Carrying amount | Other
Financial Assets:
Investment securities held-to-maturity, at amortized cost		2,000	1,500
Carrying amount | Non-covered loans
Other investment securities
Loans held in portfolio, net		21,843,180	18,884,732
Carrying amount | Covered loans
Other investment securities
Loans held in portfolio, net		611,939	2,460,589
Fair value
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		363,674	381,095
Money Market Investments Fair Value		2,180,092	1,822,386
Trading account securities, excluding derivatives		71,659	138,527	[1]
Available For Sale Securities		6,062,992	5,315,159	[1]
Held To Maturity Securities Fair Value		82,889	94,199
Other investment securities
FHLB Stock		59,387	66,773
FRB stock		97,740	80,025
Trust preferred securities		13,198	13,197
Other investments		4,966	5,028
Total other investment securities		175,291	165,023
Loans held-for-sale		139,395	114,936
F D I C Indemnification Asset Fair Value Portion		313,224	481,420
Mortgage servicing rights		211,405	148,694
Derivatives		16,959	25,362
Deposits
Demand deposits		19,044,355	17,333,090
Time deposits		8,134,029	7,512,683
Deposits		27,178,384	24,845,773
Federal funds purchased and assets sold under agreements to repurchase		764,599	1,269,398
Other short-term borrowings		1,200	21,200	[2]
Notes payable:
FHLB advances		780,411	814,877
Unsecured senior debt securities		435,186	460,530
Junior subordinated deferrable interest debentures		352,673	379,400
Others		19,008	19,830
Notes payable		1,587,278	1,674,637
Derivatives		14,343	23,032
Contingent consideration		120,380	133,634
Fair value Off balance sheet
Commitments to extend credit		1,080	1,716
Letters of credit		572	486
Fair value | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		80,815	92,597
Fair value | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		91	102
Fair value | Other
Financial Assets:
Held To Maturity Securities Fair Value		1,983	1,500
Fair value | Non-covered loans
Other investment securities
Loans Receivable, Fair Value Disclosure		20,849,150	18,079,609
Fair value | Covered loans
Other investment securities
Loans Receivable, Fair Value Disclosure		593,002	2,947,909
Notional amount
Fair value Off balance sheet
Commitments to extend credit		7,434,108	7,135,352
Letters of credit		$ 51,710	$ 49,182

[1]	Refer to Note 34 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.
[2]	Refer to Note 23 to the consolidated financial statements for the composition of short-term borrowings.